Average Annual Total Returns - AMG GW&K Municipal Bond Fund	Apr. 24, 2021
Class I
Average Annual Return:
1 Year	4.70%
5 Years	3.43%
10 Years	4.48%
Class N
Average Annual Return:
1 Year	4.31%
5 Years	3.09%
10 Years	4.05%
Class N | After Taxes on Distributions
Average Annual Return:
1 Year	4.24%
5 Years	2.93%
10 Years	3.88%
Class N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.12%
5 Years	2.63%
10 Years	3.48%